Annual Total Returns - Fidelity Conservative Income Municipal Bond Fund [BarChart] - 12.31 Fidelity Conservative Income Municipal Bond Fund Retail PRO-11 - Fidelity Conservative Income Municipal Bond Fund
Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 15, 2013
Fidelity Conservative Income Municipal Bond Fund
Bar Chart Table:
Annual Return 2014	0.36%
Annual Return 2015	0.32%
Annual Return 2016	0.21%
Annual Return 2017	1.00%
Annual Return 2018	1.45%
Annual Return 2019	1.79%
Annual Return 2020	0.78%
Annual Return 2021	0.05%